UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment []; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Gryphon International Investment Corporation
Address:	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Alexander H.M. Becks
Title: Chairman and Chief Financial Officer
Phone: 416.364.2299
Signature, Place and Date of Signing
Alexander H.M. Becks  Toronto, Ontario, Canada  October 26, 2012
	[Signature]	[City, State]		 [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[] 13F NOTICE.
[] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total:44 Data Records

Form 13F Information Table Value Total:$367,995
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Allstate Corp
Common
009724478
$124
3,120
SH

DEFINED

0
3,120
0
American Express Company
Common
009988572
$15,226
267,782
SH

SOLE
NONE
267,782
0
0
American Express Company
Common
009988572
$7,051
124,015
SH

DEFINED

0
124,015
0
Anixter International Inc
Common
001144693
$9,317
162,146
SH

SOLE
NONE
162,146
0
0
Anixter International Inc
Common
001144693
$4,413
76,795
SH

DEFINED

0
76,795
0
Bunge Limited
Common
013317810
$5,012
74,751
SH

SOLE
NONE
74,751
0
0
Bunge Limited
Common
013317810
$2,248
33,530
SH

DEFINED

0
33,530
0
Coach, Inc
Common
011894461
$13,111
234,038
SH

SOLE
NONE
234,038
0
0
Coach, Inc
Common
011894461
$7,059
126,015
SH

DEFINED

0
126,015
0
Cognizant Technology Solutions Corporation
Common
011551521
$14,141
202,248
SH

SOLE
NONE
202,248
0
0
Cognizant Technology Solutions Corporation
Common
011551521
$6,163
88,145
SH

DEFINED

0
88,145
0
Danaher Corp
Common
009962131
$15,808
286,628
SH

SOLE
NONE
286,628
0
0
Danaher Corp
Common
009962131
$6,510
118,045
SH

DEFINED

0
118,045
0
Dover Corp
Common
009974121
$10,698
179,827
SH

SOLE
NONE
179,827
0
0
Dover Corp
Common
009974121
$4,599
77,315
SH

DEFINED

0
77,315
0
EMC Corporation
Common
009720308
$111
4,065
SH

DEFINED

0
4,065
0
Ericsson L M Tel ADR
ADR
294821608
$251
27,475
SH

SOLE
NONE
27,475
0
0
H.B. Fuller Co.
Common
011491367
$10,844
353,212
SH

SOLE
NONE
353,212
0
0
H.B. Fuller Co.
Common
011491367
$5,785
188,445
SH

DEFINED

0
188,445
0
Honeywell International Inc
Common
010534801
$10,176
182,230
SH

SOLE
NONE
182,230
0
0
Honeywell International Inc
Common
010534801
$5,315
95,180
SH

DEFINED

0
95,180
0
JP Morgan Chase & Co
Common
012271654
$10,738
265,275
SH

SOLE
NONE
265,275
0
0
JP Morgan Chase & Co
Common
012271654
$4,775
117,965
SH

DEFINED

0
129,230
0
Johnson & Johnson
Common
009722513
$13,408
194,570
SH

SOLE
NONE
194,570
0
0
Johnson & Johnson
Common
009722513
$6,598
95,745
SH

DEFINED

0
105,605
0
Mettler-Toledo International Inc.
Common
010919576
$8,281
48,503
SH

SOLE
NONE
48,503
0
0
Mettler-Toledo International Inc.
Common
010919576
$3,723
21,805
SH

DEFINED

0
23,890
0
Praxair Inc.
Common
009967419
$15,136
145,702
SH

SOLE
NONE
145,702
0
0
Praxair Inc.
Common
009967419
$7,224
69,542
SH

DEFINED

0
76,242
0
Qualcomm Inc
Common
009830880
$11,847
189,580
SH

SOLE
NONE
189,580
0
0
Qualcomm Inc
Common
009830880
$5,224
83,595
SH

DEFINED

0
91,665
0
Resmed
Common
011540066
$16,017
395,768
SH

SOLE
NONE
395,768
0
0
Resmed
Common
011540066
$7,515
185,690
SH

DEFINED

0
203,450
0
TJX Companies Inc
Common
009961968
$20,741
463,065
SH

SOLE
NONE
463,065
0
0
TJX Companies Inc
Common
009961968
$9,036
201,740
SH

DEFINED

0
221,825
0
Varian Medical Systems Inc
Common
011489389
$11,624
192,711
SH

SOLE
NONE
192,711
0
0
Varian Medical Systems Inc
Common
011489389
$5,188
86,015
SH

DEFINED

0
94,325
0
Wabtec Corp
Common
011540104
$15,665
195,105
SH

SOLE
NONE
195,105
0
0
Wabtec Corp
Common
011540104
$7,244
90,225
SH

DEFINED

0
98,935
0
World Fuel Services Corporation
Common
013009899
$9,531
267,642
SH

SOLE
NONE
267,642
0
0
World Fuel Services Corporation
Common
013009899
$4,284
120,300
SH

DEFINED

0
131,815
0
Yum! Brands Inc
Common
014856862
$14,517
218,824
SH

SOLE
NONE
218,824
0
0
Yum! Brands Inc
Common
014856862
$4,041
60,910
SH

DEFINED

0
66,545
0
Total SA - Spon ADR
ADR
010107385
$34
688
SH

SOLE
NONE
688
0
0
S REPORT SUMMARY
44 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED